Goodwill and other Intangibles Assets, Net Goodwill and other Intangibles Assets, Net (Notes)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Goodwill and Intangible Assets
In connection with the Company’s emergence from Chapter 11 and application of fresh start accounting, and the resulting allocation of the reorganization value to its individual assets based on their estimated fair values, the Company recorded goodwill of $224 as of October 24, 2014. The Company’s gross carrying amount and accumulated impairments of goodwill consist of the following as of December 31:

	2017				2016
	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value
Performance Additives	$138	$—	$(6)	$132	$137	$—	$(8)	$129
Formulated and Basic Silicones	68	—	(3)	65	68	—	(4)	64
Quartz Technologies	19	—	—	19	19	—	(1)	18
Total	$225	$—	$(9)	$216	$224	$—	$(13)	$211
The changes in the net carrying amount of goodwill by segment for the years ended December 31, 2017 and 2016 are as follows:

	Performance Additives	Formulated and Basic Silicones	Quartz Technologies	Total
Balance as of December 31, 2015	$129	$64	$18	$211
Foreign currency translation	—	—	—	—
Balance as of December 31, 2016	$129	$64	$18	$211
Acquisitions	1	—	—	1
Foreign currency translation	2	1	1	4
Balance as of December 31, 2017	$132	$65	$19	$216

The Company’s finite and indefinite lived intangible assets consist of the following as of December 31:

	2017				2016
	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value
Customer relationships	$223	$—	$(63)	$160	$223	$—	$(49)	$174
Trademarks	60	—	(23)	37	60	—	(19)	41
Technology	105	—	(37)	68	105	—	(29)	76
Patents and other	43	(4)	(4)	35	41	(4)	(5)	32
Total	$431	$(4)	$(127)	$300	$429	$(4)	$(102)	$323

The impact of foreign currency translation on intangible assets is included in accumulated amortization.
Total intangible amortization expense for the years ended December 31, 2017, 2016, and 2015 was $38, $38, and $36, respectively.
Estimated annual intangible amortization expense for 2018 through 2022 is as follows:

2018	$38
2019	38
2020	38
2021	32
2022	32